Income Taxes - Summary of Reconciliation of Federal Statutory Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate					21.00%	21.00%
Federal income tax at statutory rates					$ (14,255,619)	$ (4,550,993)
Valuation Allowance					13,982,549	4,435,667
Other, permanent difference					273,070	115,326
Total income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective income tax rate					0.00%	0.00%